Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Information of the Parent Company
Cost of revenues	¥ (3,535,778)	$ (498,004)	¥ (3,567,690)	¥ (3,849,682)
General and administrative	(184,336)	(25,963)	(213,592)	(240,749)
Foreign exchange loss				952
Other (loss)/income, net	16,704	2,353	(26,068)	(33,964)
(Loss)/income before income tax	5,081	715	4,588	(179,203)
Income tax (expense)/benefit	927	131	(21,002)	(12,027)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	3,334	469	(13,130)	(157,907)
Comprehensive (loss)/income	8,196	1,154	(2,284)	(194,646)
Parent company | Reportable Legal Entities
Condensed Financial Information of the Parent Company
General and administrative	(9,929)	(1,398)	(8,722)	(2,241)
Foreign exchange loss			(5)	692
Other (loss)/income, net	5,396	760	(49,664)	(52,804)
Share of (loss)/gain in subsidiaries, the VIE and the VIE' subsidiaries	7,867	1,107	45,261	(103,554)
(Loss)/income before income tax	3,334	469	(13,130)	(157,907)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	3,334	469	(13,130)	(157,907)
Comprehensive (loss)/income	¥ 3,334	$ 469	¥ (13,130)	¥ (157,907)